Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' Equity
Schedule of amount of common and preferred shares

	Common	Supervoting		Lilium
	shares	shares		GmbH[1]
(in units)	(Class A)	(Class B)	Total	Total
Issued and outstanding as of January 1, 2019	53,883	—	53,883	53,883
Retrospective application of share split	129,476,783	24,413,065	153,889,848	—
Issued and outstanding as of January 1, 2019, as adjusted	129,530,666	24,413,065	153,943,731	53,883
Issued shares – capital increase	1,065,661	—	1,065,661	373
Issued and outstanding as of December 31, 2019, as adjusted	130,596,327	24,413,065	155,009,392	54,256
Issued shares - convertible loans	19,156,185	—	19,156,185	6,705
Share buy-back - treasury shares	(205,704)	—	(205,704)	(72)
Issued shares – capital increase	23,261,694	—	23,261,694	8,142
Outstanding as of December 31, 2020, as adjusted	172,808,502	24,413,065	197,221,567	69,031
Issued as of December 31, 2020, as adjusted	173,014,206	24,413,065	197,427,271	69,103
Issued shares - convertible loans	20,533,259	—	20,533,259	7,187
Reorganization as of September 14, 2021	22,697,450	—	22,697,450	(76,218)
Treasury shares Lilium GmbH not exchanged into Lilium N.V. shares	205,704	—	205,704	(72)
Capital increase PIPE	45,000,000	—	45,000,000	—
Treasury shares	(375,000)	—	(375,000)	—
Treasury shares (due to consolidation)	(879,691)	—	(879,691)	—
Outstanding as of December 31, 2021	259,990,224	24,413,065	284,403,289	—
Issued as of December 31, 2021	261,244,915	24,413,065	285,657,980	—

[1] Not adjusted retrospectively to reflect the share split which occurred in 2021.